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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter ended JUNE 30, 1999.

               (Please read instructions before preparing form.)

If amended report check here: [ ]

SHOTT CAPITAL MANAGEMENT, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

601 CALIFORNIA STREET, SUITE 801         SAN FRANCISCO         CA       94108
--------------------------------------------------------------------------------
Business Address            (Street)          (City)           (State)     (Zip)

GEORGED B. SHOTT               415-394-7271            SENIOR MANAGING DIRECTOR
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

                                   ATTENTION

           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of SAN FRANCISCO and State of CALIFORNIA on the 8th day of August.

                                           SHOTT CAPITAL MANAGEMENT, LLC
                                    --------------------------------------------
                                     (Name of Institutional Investment Manager)


                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                               to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
-----------------------  -------------    -----------------------  -------------
1.                                        6.
-----------------------  -------------    -----------------------  -------------
2.                                        7.
-----------------------  -------------    -----------------------  -------------
3.                                        8.
-----------------------  -------------    -----------------------  -------------
4.                                        9.
-----------------------  -------------    -----------------------  -------------
5.                                        10.
-----------------------  -------------    -----------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (c) 1992. NRs Systems, Inc. (Portions of Software Only)

Shott Capital Management, LLC
FORM 13F
June 30, 1999


                                                                                            Voting Authority
                                                   Value        Shares/   Put/  Invstmt    ----------------------
Name of Issuer                     CUSIP          (x$1000)      Prn Amt   Call  Dscretn      Sole          None
------------------------------     --------       -------       -------   ----  -------    --------      --------

ARI Network Services               001930205            344       100000  SH    Sole           100000           0
Actuate Corporation                00508B102           1385        52258  SH    Sole            14833       37425
Advanced Fibre Communication,      00754A105          12425       795194  SH    Sole           488330      306864
Alkermes                           01642T108            456        19732  SH    Sole            19732           0
Amazon.com, Inc.                   023135106           6847        54723  SH    Sole             9808       44915
America Online, Inc.               02364J104           5318        48342  SH    Sole             3011       45331
Anesta Corporation                 034603100            328        16040  SH    Sole                0       16040
Anicom, Inc.                       035250109            783        74610  SH    Sole                0       74610
Applied Micro Circuits Corpora     03822W109          12012       146044  SH    Sole            45569      100475
Aradigm Corporation                038505103            266        29966  SH    Sole                0       29966
Arthrocare Corporation             043136100            755        36841  SH    Sole                0       36841
Aspect Development, Inc.           045234101           6121       330850  SH    Sole           164650      166200
At Home Corporation                045919107           7116       131915  SH    Sole            21302      110613
Aurora Biosciences                 051920106            268        36952  SH    Sole                0       36952
Boston Life Sciences               100843408            474        83840  SH    Sole                0       83840
Broadvision, Inc.                  111412102           4941        67000  SH    Sole            12333       54667
C-Cube Microsystems, Inc.          125015107           4002       126291  SH    Sole            10908      115383
CNET, Inc.                         125945105           1521        26400  SH    Sole            26400           0
CSG Systems Internationl, Inc.     126349109            786        30000  SH    Sole                0       30000
Cable Design Technologies Corp     126924109           1544       100000  SH    Sole           100000           0
Carrier Access Corp.               144460102            829        18916  SH    Sole                0       18916
Check Point Software               M22465104           1555        29000  SH    Sole            29000           0
Checkfree Corporation              162812101           1710        62024  SH    Sole                0       62024
Ciena Corporation                  171779101           9623       318753  SH    Sole            60700      258053
Cisco Systems, Inc. (Restricte     17275R102           8170       126795  SH    Sole            65536       61259
Clarify Inc.                       180492100            454        11000  SH    Sole                0       11000
Cohesion Technologies              19248N101            916       152676  SH    Sole                0      152676
Collagen Aesthetics                194194106           2099       152676  SH    Sole                0      152676
Community First Bankshares         203902101           1070        44818  SH    Sole                0       44818
Concentra Managed Care             20589T103            786        53095  SH    Sole            49043        4052
Concord Communications, Inc.       206186108          10774       239413  SH    Sole           183895       55518
Coulter Pharmaceuticals            222116105            619        27455  SH    Sole             4403       23052
Cypress Semiconductor              232806109           1923       112251  SH    Sole                0      112251
Cytyc Corporation                  232946103            347        17779  SH    Sole                0       17779
Documentum, Inc.                   256159104           3842       294108  SH    Sole           154403      139705
DoubleClick, Inc.                  258609304          11762       128184  SH    Sole            51700       76484
E-Tek Dynamics, Inc.               269240107           8579       180377  SH    Sole            44377      136000
E.spire Communications, Inc.       269153102           4009       379527  SH    Sole           369986        9541
EBay, Inc.                         278642103           2271        15000  SH    Sole            15000           0
EntreMed                           29382F103           1688        75000  SH    Sole                0       75000
Entrust Technologies, Inc.         293848107            564        16977  SH    Sole                0       16977
Esat Telecom Group PLC             26883Y102            733        16716  SH    Sole                0       16716
Exodus Communications              300904109          10581        88218  SH    Sole            25202       63016
Flextronics Int'l                  Y2573F102           3148        56714  SH    Sole            21714       35000
Forte Software, Inc.               349546101           2027       209261  SH    Sole            62259      147002
Frontier Corp.                     35906P105           1225        20900  SH    Sole             2300       18600
Fusion Medical Tech.               361128101           1242       164251  SH    Sole                0      164251
Geltex Pharmaceuticals             361128101           1889       104969  SH    Sole            10815       94154
Genesys Telecommunications Lab     371931106           1391        55628  SH    Sole                0       55628
Gliatech                           37929C103            383        15000  SH    Sole                0       15000
Heartport, Inc.                    421969106            334       140707  SH    Sole            12224      128483
Human Genome Sciences              444903108           1147        29037  SH    Sole            14637       14400
Hyperion Solutions Corporation     44914M104            598        33564  SH    Sole            21577       11987
ISS Group, Inc. (R-144 until 1     450306105          14930       395505  SH    Sole           114795      280710
Incyte Pharmaceuticals             45337C102            500        18907  SH    Sole                0       18907
Information Advantage, Inc.        45669P101            676       164996  SH    Sole            85376       79620

Informix Corp.                     456779107            818        95825  SH    Sole             2100       93725
Inhale Therapeutics                457191104           1786        75000  SH    Sole            75000           0
Inktomi Corporation                457277101           5801        44116  SH    Sole            12000       32116
International Network Services     460053101          21627       535659  SH    Sole            86736      448923
Intuit, Inc.                       461202103          15332       170120  SH    Sole            80505       89615
Latitude Commun.(lock-up until     518292107           1772       136364  SH    Sole                0      136364
Legato Systems, Inc.               524651106           3030        52476  SH    Sole                0       52476
Level 3 Communications (R-144'     52729N100           7001       116567  SH    Sole            19428       97139
Level One Communications, Inc.     527295109            979        20000  SH    Sole            10000       10000
Linear Technology Corp.            535678106           8857       131706  SH    Sole            22230      109476
Lucent Technologies, Inc.          549463107          13095       194176  SH    Sole             2640      191536
Lycos, Inc.                        550818108            960        10452  SH    Sole                0       10452
Lynx Therapeutics                  551812308            453        40000  SH    Sole                0       40000
MMC Networks, Inc.                 55308N102          32994       737300  SH    Sole           287500      449800
Manugistics Group, Inc.            565501103            322        22180  SH    Sole                0       22180
Microchip Technology, Inc.         595017104           6864       144897  SH    Sole            66000       78897
Microsoft Corp.                    594918104            902        10000  SH    Sole                0       10000
Millenium Pharmaceuticals          599902103          12859       357202  SH    Sole            92314      264888
NVIDIA Corporation (lock up ti     67066G104           2231       116666  SH    Sole                0      116666
Nanophase Technologies             630079101            727       322995  SH    Sole                0      322995
NetGravity, Inc. (R-144 until      641114103            799        35110  SH    Sole                0       35110
Netopia, Inc.                      64114K104           1079        45188  SH    Sole            15410       29778
Network Appliance, Inc.            64120L104           2235        40000  SH    Sole            20000       20000
New Era of Networks                644312100            549        12500  SH    Sole                0       12500
Nextcard, Inc. (lock up until      65332K107           1981        58374  SH    Sole                0       58374
Nextel Communications, Inc.        65332V103           7591       151247  SH    Sole           100000       51247
Northpoint Comm. (Lock-up unti     666610100          12181       333739  SH    Sole                0      333739
NOVA Corporation                   669784100           1470        58800  SH    Sole            46200       12600
Novoste Corporation                67010C100            748        35642  SH    Sole                0       35642
Omega Health Systems               681931101            563        75000  SH    Sole                0       75000
P.F. Chang's China Bistro, Inc     69333Y108            570        26351  SH    Sole             7808       18543
PairGain Technologies, Inc.        695934109           2185       190000  SH    Sole           128331       61669
Parametric Technology Corporat     699173100           1624       117068  SH    Sole             2022      115046
PeopleSoft, Inc.                   712713106           3148       182514  SH    Sole            78653      103861
PETsMart                           716768106            990        96560  SH    Sole            96560           0
Pervasive Software, Inc.           715710109            498        20000  SH    Sole                0       20000
Pharmacyclics                      716933106           1447        51679  SH    Sole                0       51679
Pioneer Hi-Bred                    723686101            584        15000  SH    Sole                0       15000
Polycom, Inc.                      73172K104           1170        30000  SH    Sole                0       30000
Powerwave Technologies, Inc.       739363109            967        30000  SH    Sole                0       30000
Protein design Labs                74369L103           2315       104325  SH    Sole            94325       10000
Qwest Telecommunications Intl,     749121109           4629       140000  SH    Sole            80000       60000
Rambus                             750917106           6942        75300  SH    Sole            25000       50300
Rational Software Corp.            75409P207           7890       239551  SH    Sole            56807      182744
Remedy Corp.                       759548100           2774       103234  SH    Sole                0      103234
Rhythms NetConnections             762430205           4203        72000  SH    Sole                0       72000
Security Dynamics Tech, Inc.       814208104          17560       826353  SH    Sole           609580      216773
Shire Pharmaceuticals              N/A                 2078       250002  SH    Sole           250002           0
SkyePharma PLC                     830808101            707        91972  SH    Sole                0       91972
Splash Technology Holdings         848623104           2128       302639  SH    Sole            94633      208006
Spyglass, Inc.                     852192103            201        10000  SH    Sole                0       10000
TMP WorldWide, Inc.                872941109           1448        22800  SH    Sole            22800           0
Terayon Communications Systems     880775101           3854        68975  SH    Sole            16607       52368
The Presley Companies              741030100            320       365944  SH    Sole           365944           0
Trimeris, Inc.                     896263100            629        43364  SH    Sole            16877       26487
U.S. Oncology                      90338W103            900        75000  SH    Sole            75000           0
VeriSign, Inc.                     92343E102          12746       147780  SH    Sole            69960       77820
Verio, Inc.                        923433106           4099        58982  SH    Sole                0       58982
Veritas Software Corp.             923436109           9494       100000  SH    Sole            80000       20000
Vertex Pharmaceuticals             92532F100           3696       153185  SH    Sole            46738      106447
Vivid Technologies                 928538107            441       126032  SH    Sole           126032           0
VoiceStream Wireless Corporati     928615103           1302        45798  SH    Sole            29912       15886
Western Wireless Corporation       95988E103           1251        46317  SH    Sole            30148       16169
Xomed Surgical Products            98412V107           4314        88605  SH    Sole            88605           0
YaHoo!, Inc.                       984332106          22523       130755  SH    Sole            52255       78500
                                                   $481,319   14,904,581                    5,898,480   9,006,101
